Share-based Payment - Summary of Employee Share Options (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allocated share based compensation expense	¥ 165,248	¥ (55,443)	¥ 128,158
Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allocated share based compensation expense	¥ 70,000